Fair values (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Long term borrowings	$ 41,219	$ 62,831
Level 2
Disclosure of fair value measurement of assets [line items]
Long term borrowings	$ 41,219	$ 62,831